Financial Instruments and Risk Management (Market risk - Sensitivity Analysis Non-derivative Financial Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Euro/US Dollar [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (131)	$ (80)
US Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	152	177
US Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	(1)
US Dollar/Japanese Yen [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)	0
US Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 2	$ 1